Restructuring - Roll forward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
2020 restructuring charges	€ 0	€ 6,200
Employee Severance
Restructuring Reserve [Roll Forward]
Liability, beginning balance	172	0
2020 restructuring charges		6,235
Cash payments	(172)	(6,063)
Liability, ending balance	€ 0	€ 172